Oct-14-04 12:53 From-NEW YORK STOCK EXCHANGE +2126565893 T-500 P.002/002 F-817

Paras Madho
Manager
Securities Operations

CERTN/YS

04038429

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-9317

NYSE

October 14, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HRPT Properties Trust, Preferred Shares Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 14, 2004

Sincerely,

Paras Madho

PROCESSED
OCT 15 2004
THOMSON
FINANCIAL